                                             [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John.Reizian@lfg.com


VIA EDGAR

May 5, 2009

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: LLANY Separate Account R for Flexible Premium Variable Life Insurance
    (the "Account")
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 333-141772; 811-08651; CIK: 0001055225
    Rule 497 (j) Filing

To the Commission:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on April 23, 2009.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel